Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Schedule of Trade Receivables and Other Current Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade Receivables And Other Current Assets [Abstract]
Trade and other receivables	€ 2	€ 36
Total trade and other receivables	2	36
Research Tax Credit	5,591	3,917
Other receivables (including tax and social receivables)	789	1,871
Prepaid expenses	1,748	2,188
Total other current assets	€ 8,127	€ 7,975